Segment Disclosures (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011 segment	Dec. 31, 2010	Dec. 31, 2009
Segment reporting information, revenues
Number of reportable segments									5
Rental Revenues									$ 1,158,157	$ 1,038,608	$ 965,232
Income From DFLs									464,704	49,438	51,495
Interest Income									99,864	160,163	124,146
Investment Management Fees									2,073	4,666	5,312
Total revenues	461,456	444,088	488,126	331,128	340,820	316,475	301,315	294,265	1,724,798	1,252,875	1,146,185
NOI									1,402,692	877,842	833,429
Senior housing
Segment reporting information, revenues
Rental Revenues									428,760	331,828	286,010
Income From DFLs									103,896	49,438	51,495
Interest Income									178	364	1,147
Investment Management Fees									70	2,300	2,789
Total revenues									532,904	383,930	341,441
NOI									498,110	352,469	335,980
Post-acute/skilled nursing
Segment reporting information, revenues
Rental Revenues									38,003	37,242	36,585
Income From DFLs									360,808
Interest Income									98,450	121,703	82,704
Total revenues									497,261	158,945	119,289
NOI									398,218	37,042	36,450
Life science
Segment reporting information, revenues
Rental Revenues									288,151	276,762	254,979
Investment Management Fees									4	4	4
Total revenues									288,155	276,766	254,983
NOI									235,355	228,270	207,694
Medical office
Segment reporting information, revenues
Rental Revenues									320,115	309,285	306,297
Investment Management Fees									1,999	2,362	2,519
Total revenues									322,114	311,647	308,816
NOI									192,211	181,400	175,818
Hospital
Segment reporting information, revenues
Rental Revenues									83,128	83,491	81,361
Interest Income									1,236	38,096	40,295
Total revenues									84,364	121,587	121,656
NOI									$ 78,798	$ 78,661	$ 77,487